united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	4/30

Date of reporting period:	4/30/22

Amended to correct the Net Assets disclosed on the Schedule of Investments for Zeo Sustainable Credit Fund.

Item 1. Reports to Stockholders.

Zeo Short Duration Income Fund

Class I : ZEOIX

Zeo Sustainable Credit Fund

Class I : ZSRIX

ANNUAL REPORT
April 30, 2022

1-855-ZEO-FUND
(1-855-936-3863)

Distributed by Northern Lights Distributors, LLC
Member FINRA

April 30, 2022

Dear Shareholders:

We are excited that the Zeo team is joining Osterweis Capital Management on May 1, and we look forward to offering the same investment and client servicing approach our clients have come to expect from us with the added resources of a larger but still boutique investment management firm. Founded by John Osterweis nearly 40 years ago, our new home shares our unwavering commitment to put clients first and to champion discipline, risk awareness and active management as features, not bugs, of our investment strategies. Such focus has enabled us to see past the noise in both the ups and downs of the markets over the last year and stay true to the value found in the underlying fundamentals of the companies in which we invest.

Performance Review

The Zeo Short Duration Income Fund (“ZEOIX”) declined -1.30% and the Zeo Sustainable Credit Fund (“ZSRIX”, and together with “ZEOIX”, the “Funds”) advanced 0.04% for the year ended April 30, 2022. During the same period, the Bloomberg Barclays Capital U.S. Aggregate Bond Indexi (the “Benchmark”) declined -8.51%.

The primary drivers of the differences between the Funds and the Benchmark are rooted in the underlying portfolios. The Benchmark consists of longer-duration fixed income securities with only a portion being corporate credit instruments. The Funds, on the other hand, consist entirely of corporate credit securities, with ZEOIX being constrained to short-duration and ZSRIX being actively duration-managed but slightly longer in average duration than ZEOIX. During the year, the 10-year treasury rate increased over 130 basis points to 2.94% the result of inflation concerns and the Federal Reserve’s 50 basis point rate hike in March of 2022 that came with indications of future aggressive rate hikes. The Funds’ performance was driven by a shorter duration portfolio and the benefit from floating rate term loan exposure. These offset the impact of higher interest rates and HY credit spreads widening approximately 65 basis points during the year. We expect to higher interest rates, inflation and volatility to continue to be themes in the upcoming year.

Investment Outlook

Volatility is largely the result of uncertainty, as market participants interpret the same information to reach different conclusions. Larger moves generally reflect larger differences of opinion among investors. Since not everyone will arrive at their conclusions at precisely the same time, we see prices advance one day and then decline the next. Coupled with those who aim to tactically capitalize on such differences and those who simply change their mind, market moves can often be magnified, resulting in meaningful dislocations and repricings in short timeframes.

The upside of volatile markets is that value investors do not have to look far to find babies being thrown out with the bathwater. All too often, the underlying fundamentals of companies are set aside when the markets are reacting to conflicting emotions of fear and greed. But fundamentals are not as volatile as the markets in these environments. In downward trending markets as we have seen for much of 2022, it is important to distinguish price declines, as not all securities move for the same reasons. Some investments move because fair value has declined; others move because they are getting “cheaper.”

It is the job of the fundamental investor to isolate those securities in which the underlying value is less volatile than security prices, buying as instruments get cheaper and selling as they reach or exceed fair value. To this end, though we do not often characterize it this way, the job of the value investor is not just to find good companies but to find misunderstood companies. The most attractive securities are those that are not just issued by strong companies but are also cheap. In an undulating market, a value discount can sometimes offset market movements and mitigate volatility. In a rising market, earnings can reveal the additional value to be found in an underpriced security. And when the market or economy is facing headwinds, it is our job to separate the fundamentally challenged from the fundamentally cheap.

When we look at the economic environment today, this distinction is particularly notable. The start to 2022 has been a headwind to all credit portfolios, fundamental or not. The risk of a recession in the near- to medium-term future grows by the day. Wage gains have not yet caught up with inflation, and the impact is being felt all across the country. Consumers are aggrieved about higher prices, revealing the visceral impact of higher prices on people’s fiscal confidence. And as we have moved through the current earnings season, we have again noticed a dynamic we observed in mid-2020, where fundamentally attractive bonds which are not members of an index experienced price declines proportionate to the indices but will take one or two earnings seasons to see a price recovery even in a strong underlying business.

As a result, from our vantage point, yields in securities with a fundamental investment thesis are currently higher on average than the yield in market indices. This is not always the case and shows the relative opportunity available in the current environment through careful security selection. Babies are indeed getting thrown out with the bathwater, due to superficial misunderstandings by the broader markets that fundamental investors like us aim to exploit. We see this continuing, with a number of potential entry points coming in the coming months. It is through our commitment to discipline and a consistent investment process that we believe we are well positioned and prepared to capitalize on such situations for the benefit of our clients.

We thank you for your continued support and confidence in our management.

Sincerely,

Venk Reddy	Marcus Moore
CIO – Sustainable Credit Strategies	Assistant Portfolio Manager

[i]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Unmanaged index returns do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

1665-NLD-06/10/2022

Zeo Short Duration Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2022

The Fund’s performance figures* for the periods ended April 30, 2022, compared to its benchmark:

				Inception** -
Annualized Average Returns:	One Year	Five Year	Ten Year	April 30, 2022
Zeo Short Duration Income Fund - Class I	(1.30)%	2.00%	2.61%	2.58%
Bloomberg U.S. Aggregate Bond Index ***	(8.51)%	1.20%	1.73%	2.14%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Shares held for less than 30 days are subject to a 1.00% redemption fee. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the fee table in the Fund’s Prospectus dated August 28, 2021, is 1.05% for Class I shares and the total annual fund operating expenses after fee waiver is 0.99% for Class I shares. For performance information current to the most recent month-end, please call 1-855-936-3863.

**	Inception date is May 31, 2011.

***	The Bloomberg U.S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage- backed securities, and asset-backed securities. Investors cannot invest directly in an index.

Please visit www.zeo.com for the most recent information on the funds and to join our email distribution to receive quarterly commentaries and notices to participate in investor calls. Any questions can be directed to InvestorRelations@zeo.com.

Portfolio Composition as of April 30, 2022	% of Net Assets
Corporate Bonds	66.7%
Term Loans	28.2%
Other Assets, Cash & Cash Equivalents	5.1%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Zeo Sustainable Credit Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2022

The Fund’s performance figures* for the periods ended April 30, 2022, compared to its benchmark:

		Inception** -
Annualized Average Returns:	One Year	April 30, 2022
Zeo Sustainable Credit Fund - Class I	0.04%	0.79%
Bloomberg U.S. Aggregate Bond Index ***	(8.51)%	(0.22)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Shares held for less than 30 days are subject to a 1.00% redemption fee. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the fee table in the Fund’s Prospectus dated August 28, 2021, is 1.66% for Class I shares and the total annual fund operating expenses after fee waiver is 0.99% for Class I shares. For performance information current to the most recent month-end, please call 1-855-936-3863.

**	Inception date is May 31, 2019.

***	The Bloomberg U.S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. Investors cannot invest directly in an index.

Please visit www.zeo.com for the most recent information on the funds and to join our email distribution to receive quarterly commentaries and notices to participate in investor calls. Any questions can be directed to InvestorRelations@zeo.com.

Portfolio Composition as of April 30, 2022	% of Net Assets
Corporate Bonds	58.3%
Term Loans	39.1%
Other Assets, Cash & Cash Equivalents	2.6%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.7%
	AUTOMOTIVE — 1.7%
3,654,000	Tenneco, Inc.(a)	7.8750	01/15/29	$3,717,945

	COMMERCIAL SUPPORT SERVICES — 5.5%
8,545,000	Cimpress NV(a)	7.0000	06/15/26	8,085,706
3,949,000	RR Donnelley & Sons Co.(a)	6.1250	11/01/26	3,879,893
				11,965,599
	ENGINEERING & CONSTRUCTION — 4.4%
4,558,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	6.0000	02/01/26	4,284,520
1,847,000	Great Lakes Dredge & Dock Corporation(a)	5.2500	06/01/29	1,741,093
3,862,000	IEA Energy Services, LLC(a)	6.6250	08/15/29	3,524,075
				9,549,688
	ENTERTAINMENT CONTENT — 1.1%
2,699,000	Lions Gate Capital Holdings, LLC(a)	5.5000	04/15/29	2,408,858

	FOOD — 2.0%
4,817,000	B&G Foods, Inc.	5.2500	09/15/27	4,414,800

	FORESTRY, PAPER & WOOD PRODUCTS — 1.1%
2,540,000	Resolute Forest Products, Inc.(a)	4.8750	03/01/26	2,422,525

	HOME & OFFICE PRODUCTS — 3.0%
6,683,000	American Greetings Corporation(a)	8.7500	04/15/25	6,599,463

	HOME CONSTRUCTION — 1.5%
1,482,000	Patrick Industries, Inc.(a)	7.5000	10/15/27	1,496,820
1,957,000	Patrick Industries, Inc.(a)	4.7500	05/01/29	1,678,128
				3,174,948
	INTERNET MEDIA & SERVICES — 2.3%
1,900,000	Getty Images, Inc.(a)	9.7500	03/01/27	1,964,125
3,134,000	Millennium Escrow Corporation B(a)	6.6250	08/01/26	2,922,455
				4,886,580
	MACHINERY — 8.6%
5,168,000	Cleaver-Brooks, Inc.(a)	7.8750	03/01/23	4,909,600

See accompanying notes to financial statements.

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.7% (Continued)
	MACHINERY — 8.6% (Continued)
6,731,000	Granite US Holdings Corporation(a)	11.0000	10/01/27	$6,949,757
6,706,000	Werner FinCo, L.P.(a)	8.7500	07/15/25	6,873,650
				18,733,007
	PUBLISHING & BROADCASTING — 4.8%
10,598,000	Cengage Learning, Inc.(a)	9.5000	06/15/24	10,386,040

	RETAIL - CONSUMER STAPLES — 7.0%
15,580,000	Fresh Market, Inc.(a)	9.7500	05/01/23	15,268,400

	RETAIL - DISCRETIONARY — 3.4%
1,976,000	Ambience Merger Sub, Inc.(a)	4.8750	07/15/28	1,632,670
6,338,000	Magic MergerCo, Inc.(a)	5.2500	05/01/28	5,447,003
45,285,000	Tailored Brands, Inc.(b)(c)	7.0000	07/01/22	298,881
				7,378,554
	SOFTWARE — 1.3%
3,244,000	Veritas US, Inc.(a)	7.5000	09/01/25	2,895,270

	SPECIALTY FINANCE — 4.8%
5,658,000	Bread Financial Holdings, Inc.(a)	7.0000	01/15/26	5,727,593
4,560,000	PRA Group, Inc.(a)	7.3750	09/01/25	4,718,232
				10,445,825
	TECHNOLOGY HARDWARE — 4.0%
648,000	Avaya, Inc.(a)	6.1250	09/15/28	599,400
12,273,000	Diebold Nixdorf, Inc.	8.5000	04/15/24	8,161,545
				8,760,945
	TECHNOLOGY SERVICES — 3.6%
2,797,000	Austin BidCo, Inc.(a)	7.1250	12/15/28	2,517,300
5,436,000	Nielsen Finance, LLC / Nielsen Finance Company(a)	5.6250	10/01/28	5,313,690
				7,830,990
	TRANSPORTATION & LOGISTICS — 4.1%
8,623,000	Western Global Airlines, LLC(a)	10.3750	08/15/25	8,967,920

	WHOLESALE - CONSUMER STAPLES — 2.5%
4,125,000	United Natural Foods, Inc.(a)	6.7500	10/15/28	4,128,011

See accompanying notes to financial statements.

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.7% (Continued)
	WHOLESALE - CONSUMER STAPLES — 2.5% (Continued)
1,198,000	US Foods, Inc.(a)		6.2500	04/15/25	$1,230,945
					5,358,956

	TOTAL CORPORATE BONDS (Cost $179,391,566)				145,166,313

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 28.2%
	BEVERAGES — 1.9%
4,472,070	Arctic Glacier Co.(d)	US0003M + 3.50%	4.5000	03/20/24	4,149,455

	CHEMICALS — 2.9%
6,231,838	AgroFresh, Inc. (d)	US0001M + 6.25%	7.2500	12/27/24	6,211,585

	COMMERCIAL SUPPORT SERVICES — 7.9%
3,980,000	APX Group, Inc. (d)	US0001M + 3.00%	4.0000	07/01/28	3,932,240
11,902,297	Cast & Crew Payroll, LLC(d)	US0001M + 3.75%	3.9574	02/07/26	11,834,334
1,442,385	LRS Holdings, LLC(d)	US0001M + 4.25%	4.7500	08/31/28	1,427,961
					17,194,535
	FORESTRY, PAPER & WOOD PRODUCTS — 1.2%
2,500,946	Neenah, Inc. (d)	US0001M + 3.00%	3.5000	04/06/28	2,487,666

	INDUSTRIAL INTERMEDIATE PROD — 0.8%
1,827,860	Werner FinCo, L.P. (d)	US0003M + 4.00%	5.0000	07/24/24	1,809,582

	RETAIL - DISCRETIONARY — 1.3%
3,226,785	Ambience Merger Sub, Inc. (d)	US0001M + 4.25%	4.7500	06/24/28	2,904,107

	SOFTWARE — 12.2%
2,526,076	A&V Holdings Midco, LLC(d)	US0001M + 5.75%	6.3750	03/10/27	2,500,815
3,315,571	Hyland Software, Inc. (d)	US0001M + 3.50%	4.2500	07/01/24	3,301,247
12,892,000	Hyland Software, Inc. (d)	US0001M + 6.25%	7.0140	07/10/25	12,827,540
4,606,850	Magenta Buyer, LLC(d)	US0003M + 5.00%	5.7500	05/03/28	4,537,747

See accompanying notes to financial statements.

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 28.2% (Continued)
	SOFTWARE — 12.2% (Continued)
3,754,939	Veritas US, Inc. (d)	US0001M + 5.00%	6.0000	09/01/25	$3,429,724
					26,597,073

	TOTAL TERM LOANS (Cost $62,475,062)				61,354,003

	TOTAL INVESTMENTS – 94.9% (Cost $241,866,628)				$206,520,316
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.1%				11,090,651
	NET ASSETS - 100.0%				$217,610,967

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is $132,291,087 or 60.8% of net assets.

(b)	Represents issuer in default on interest payments; non-income producing security.

(c)	Valued using unobservable inputs and fair valued by advisor.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.3%
	AUTOMOTIVE — 2.1%
139,000	Tenneco, Inc.(a)	5.1250	04/15/29	$134,535

	COMMERCIAL SUPPORT SERVICES — 5.6%
95,000	APX Group, Inc.(a)	6.7500	02/15/27	94,169
179,000	Cimpress NV(a)	7.0000	06/15/26	169,379
100,000	RR Donnelley & Sons Co.(a)	6.1250	11/01/26	98,250
				361,798
	ENGINEERING & CONSTRUCTION — 6.4%
122,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	6.0000	02/01/26	114,680
131,000	Great Lakes Dredge & Dock Corporation(a)	5.2500	06/01/29	123,488
187,000	IEA Energy Services, LLC(a)	6.6250	08/15/29	170,638
				408,806
	ENTERTAINMENT CONTENT — 0.8%
59,000	Lions Gate Capital Holdings, LLC(a)	5.5000	04/15/29	52,658

	HOME & OFFICE PRODUCTS — 2.0%
132,000	American Greetings Corporation(a)	8.7500	04/15/25	130,350

	HOME CONSTRUCTION — 3.0%
227,000	Patrick Industries, Inc.(a)	4.7500	05/01/29	194,653

	INTERNET MEDIA & SERVICES — 4.5%
177,000	Cars.com, Inc.(a)	6.3750	11/01/28	166,600
49,000	Getty Images, Inc.(a)	9.7500	03/01/27	50,654
79,000	Millennium Escrow Corporation B(a)	6.6250	08/01/26	73,668
				290,922
	MACHINERY — 8.7%
239,000	Cleaver-Brooks, Inc.(a)	7.8750	03/01/23	227,049
139,000	Granite US Holdings Corporation(a)	11.0000	10/01/27	143,518
183,000	Werner FinCo, L.P.(a)	8.7500	07/15/25	187,575
				558,142
	PUBLISHING & BROADCASTING — 4.5%
292,000	Cengage Learning, Inc.(a)	9.5000	06/15/24	286,160

See accompanying notes to financial statements.

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.3% (Continued)
	RENEWABLE ENERGY — 1.7%
100,000	Renewable Energy Group, Inc.(a)	5.8750	06/01/28	$105,915

	RETAIL - CONSUMER STAPLES — 4.6%
303,000	Fresh Market, Inc.(a)	9.7500	05/01/23	296,940

	RETAIL - DISCRETIONARY — 3.7%
161,000	Magic MergerCo, Inc.(a)	5.2500	05/01/28	138,366
100,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	78,750
1,795,000	Tailored Brands, Inc.(b)(c)	7.0000	07/01/22	11,847
				228,963
	SOFTWARE — 1.7%
121,000	Veritas US, Inc.(a)	7.5000	09/01/25	107,993

	SPECIALTY FINANCE — 1.0%
65,000	Bread Financial Holdings, Inc.(a)	7.0000	01/15/26	65,800

	TECHNOLOGY HARDWARE — 2.2%
214,000	Diebold Nixdorf, Inc.	8.5000	04/15/24	142,310

	TECHNOLOGY SERVICES — 3.4%
203,000	Austin BidCo, Inc.(a)	7.1250	12/15/28	182,699
37,000	Nielsen Finance, LLC / Nielsen Finance Company(a)	5.6250	10/01/28	36,168
				218,867
	TRANSPORTATION & LOGISTICS — 2.4%
145,000	Western Global Airlines, LLC(a)	10.3750	08/15/25	150,800

	TOTAL CORPORATE BONDS (Cost $4,742,509)			3,735,612

See accompanying notes to financial statements.

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 39.1%
	CHEMICALS — 7.3%
467,428	AgroFresh, Inc.(d)	US0001M + 6.25%	7.2500	12/27/24	$465,909

	COMMERCIAL SUPPORT SERVICES — 7.0%
391,909	Cast & Crew Payroll, LLC(d)	US0001M + 3.75%	3.9574	02/07/26	389,672
53,865	LRS Holdings, LLC(d)	US0001M + 4.25%	4.7500	08/31/28	53,326
					442,998
	INDUSTRIAL INTERMEDIATE PROD — 2.3%
151,415	Werner FinCo, L.P.(d)	US0003M + 4.00%	5.0000	07/24/24	149,900

	RETAIL - DISCRETIONARY — 3.6%
255,715	Ambience Merger Sub, Inc.(d)	US0003M + 4.25%	4.7500	06/24/28	230,144

	SOFTWARE — 18.9%
305,316	A&V Holdings Midco, LLC(d)	US0001M + 5.75%	6.3750	03/10/27	302,263
382,800	Hyland Software, Inc.(d)	US0001M + 6.25%	7.0140	07/10/25	380,886
368,150	Magenta Buyer, LLC(d)	US0003M + 5.00%	5.7500	05/03/28	362,628
185,186	Veritas US, Inc.(d)	US0001M + 5.00%	6.0000	09/01/25	169,147
					1,214,924
	TOTAL TERM LOANS (Cost $2,511,487)				2,503,875

	TOTAL INVESTMENTS - 97.4% (Cost $7,253,996)				$6,239,487
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%				164,347
	NET ASSETS - 100.0%				$6,403,834

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is $3,581,455 or 55.9% of net assets.

(b)	Represents issuer in default on interest payments; non-income producing security.

(c)	Valued using unobservable inputs and fair valued by advisor.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2022

	Zeo Short Duration Income Fund	Zeo Sustainable Credit Fund
ASSETS
Investment securities:
At cost	$241,866,628	$7,253,996
At value	$206,520,316	$6,239,487
Cash	7,697,277	84,430
Due from Advisor (Note 3)	—	6,511
Receivable for Fund shares sold	829,645	—
Interest receivable	3,124,848	95,519
Prepaid expenses and other assets	26,614	5,178
TOTAL ASSETS	218,198,700	6,431,125

LIABILITIES
Payable for Fund shares repurchased	350,705	—
Investment advisory fees payable	136,300	—
Payable to related parties	43,491	6,427
Accrued expenses and other liabilities	57,237	20,864
TOTAL LIABILITIES	587,733	27,291
NET ASSETS	$217,610,967	$6,403,834

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$250,474,793	$6,748,650
Accumulated losses	(32,863,826)	(344,816)
NET ASSETS	$217,610,967	$6,403,834

Net Asset Value Per Share:
Class I Shares:
Net Assets	$217,610,967	$6,403,834
Shares of beneficial interest outstanding	23,860,809	699,313
Net Asset Value (Net Assets / Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.12	$9.16

(a)	The Funds may charge a 1.00% fee on redemption of shares held for less than 30 days.

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2022

	Zeo Short Duration Income Fund	Zeo Sustainable Credit Fund
INVESTMENT INCOME
Interest	$12,645,502	$550,062

EXPENSES
Investment advisory fees	1,740,152	71,448
Administrative services fees	219,955	36,877
Third party administrative servicing fees	93,149	14,148
Legal fees	43,045	20,827
Registration fees	41,810	6,488
Transfer agent fees	39,859	17,583
Custodian fees	26,013	6,559
Compliance officer fees	25,705	7,480
Audit fees	19,944	18,517
Trustees’ fees and expenses	15,557	15,228
Printing and postage expenses	15,350	365
Insurance expense	5,204	2,059
Other expenses	3,903	2,465
TOTAL EXPENSES	2,289,646	220,044
Less: Fees waived/expenses reimbursed by the advisor	—	(117,579)
NET EXPENSES	2,289,646	102,465
NET INVESTMENT INCOME	10,355,856	447,597

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,618,162	420,078
Net change in unrealized depreciation of investments	(14,491,254)	(659,019)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(12,873,092)	(238,941)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,517,236)	$208,656

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Zeo Short Duration Income Fund

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
FROM OPERATIONS
Net investment income	$10,355,856	$11,021,847
Net realized gain from security transactions	1,618,162	4,954,159
Net change in unrealized depreciation of investments	(14,491,254)	9,653,271
Net increase (decrease) in net assets resulting from operations	(2,517,236)	25,629,277

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(10,226,272)	(11,177,092)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	75,005,512	55,176,566
Net asset value of shares issued in reinvestment of distributions to shareholders	9,238,077	10,015,580
Payments for shares redeemed	(84,686,554)	(154,038,281)
Redemption fee proceeds	4,088	4,670
Net decrease in net assets from shares of beneficial interest	(438,877)	(88,841,465)

TOTAL DECREASE IN NET ASSETS	(13,182,385)	(74,389,280)

NET ASSETS
Beginning of Year	230,793,352	305,182,632
End of Year	$217,610,967	$230,793,352

SHARE ACTIVITY
Shares Sold	7,806,845	5,789,094
Shares Reinvested	963,283	1,055,473
Shares Redeemed	(8,789,923)	(16,300,658)
Net decrease in shares of beneficial interest outstanding	(19,795)	(9,456,091)

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Zeo Sustainable Credit Fund

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
FROM OPERATIONS
Net investment income	$447,597	$527,444
Net realized gain from security transactions	420,078	284,846
Net change in unrealized appreciation (depreciation) of investments	(659,019)	494,834
Net increase in net assets resulting from operations	208,656	1,307,124

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(443,074)	(524,320)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,552,463	10,438,989
Net asset value of shares issued in reinvestment of distributions to shareholders	341,096	494,655
Payments for shares redeemed	(15,694,540)	(2,554,740)
Redemption fee proceeds	416	—
Net increase (decrease) in net assets from shares of beneficial interest	(12,800,565)	8,378,904

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,034,983)	9,161,708

NET ASSETS
Beginning of Year	19,438,817	10,277,109
End of Year	$6,403,834	$19,438,817

SHARE ACTIVITY
Shares Sold	262,363	1,101,189
Shares Reinvested	35,349	51,941
Shares Redeemed	(1,607,980)	(267,707)
Net increase (decrease) in shares of beneficial interest outstanding	(1,310,268)	885,423

See accompanying notes to financial statements.

Zeo Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Zeo Short Duration Income Fund
	Class I

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018

Net asset value, beginning of year	$9.66		$9.15	$9.99	$9.95	$9.97
Activity from investment operations:
Net investment income (1)	0.43		0.40	0.39	0.35	0.25
Net realized and unrealized gain (loss) on investments	(0.54)		0.53	(0.83)	0.03	(0.02)
Total from investment operations	(0.11)		0.93	(0.44)	0.38	0.23
Paid-in-Capital from Redemption fees (2)	0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.43)		(0.42)	(0.40)	(0.34)	(0.25)
Net asset value, end of year	$9.12		$9.66	$9.15	$9.99	$9.95
Total return (3)	(1.30)%		10.33%	(4.63)%	3.92%	2.28%
Net assets, end of year (000s)	$217,611		$230,793	$305,183	$377,432	$278,987
Ratio of expenses to average net assets	0.99	% (4)	1.05%	1.01%	1.01%	1.27%
Ratio of net investment income to average net assets	4.46%		4.28%	3.97%	3.48%	2.51%
Portfolio turnover rate	131%		94%	95%	135%	152%

*	Zeo Short Duration Income Fund was formerly known as Zeo Strategic Income Fund.

(1)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Effective July 1, 2021, the operating expense limitation was reduced to 0.99% from 1.25%.

See accompanying notes to financial statements.

Zeo Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Zeo Sustainable Credit Fund
	Class I

	Year Ended		Year Ended	Period Ended
	April 30, 2022		April 30, 2021	April 30, 2020 (1)

Net asset value, beginning of period	$9.67		$9.14	$10.00
Activity from investment operations:
Net investment income (2)	0.45		0.33	0.25
Net realized and unrealized gain (loss) on investments	(0.43)		0.52	(0.89)
Total from investment operations	0.02		0.85	(0.64)
Paid-in-Capital from Redemption fees	0.00	(3)	—	0.00	(3)
Less distributions from:
Net investment income	(0.53)		(0.32)	(0.22)
Net asset value, end of period	$9.16		$9.67	$9.14
Total return (4)	0.04%		9.41%	(6.53	)% (5)
Net assets, end of period (000s)	$6,404		$19,439	$10,277
Ratios to average net assets:
Expenses, before waiver/reimbursement (6)	2.32%		1.66%	2.51	% (7)
Expenses, net waiver/reimbursement	1.08	% (8)	1.25%	1.25	% (7)
Net investment income, net waiver/reimbursement	4.72%		3.48%	2.85	% (7)
Portfolio turnover rate	69%		75%	62	% (5)

(1)	The Zeo Sustainable Credit Fund commenced operations on June 5, 2019.

(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of the Fund’s expenses , total returns would have been lower.

(5)	Not annualized

(6)	Represents the ratio of expenses to average net assets absent any fee waivers and expense reimbursements by the advisor.

(7)	Annualized

(8)	Effective July 1, 2021, the operating expense limitation was reduced to 0.99% from 1.25%.

See accompanying notes to financial statements.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2022

1.	ORGANIZATION

The Zeo Short Duration Income Fund and the Zeo Sustainable Credit Fund (each a “Fund” and collectively the “Funds”) are each series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Zeo Short Duration Fund is a diversified fund and the Zeo Sustainable Credit Fund is a non-diversified fund. The Zeo Short Duration Income Fund seeks low volatility and absolute returns consisting of income and moderate capital appreciation. The Zeo Sustainable Credit Fund seeks risk-adjusted total returns consisting of income and moderate capital appreciation. Each Fund currently offers Class I shares, which commenced operations on May 31, 2011 for the Zeo Short Duration Income Fund and June 5, 2019 for the Zeo Sustainable Credit Fund. Class I shares for each Fund are offered at Net Asset Value (“NAV”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the current bid price on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities and term loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of a Fund’s holding.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third-party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is comprised of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022, for the Funds’ investments measured at fair value:

Zeo Short Duration Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$144,867,432	$298,881	$145,166,313
Term Loans	—	61,354,003	—	61,354,003
Total	$—	$206,221,435	$298,881	$206,520,316

Zeo Sustainable Credit Fund

Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$3,723,765	$11,847	$3,735,612
Term Loans	—	2,503,875	—	2,503,875
Total	$—	$6,227,640	$11,847	$6,239,487

Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

*	Refer to the Portfolio of Investments for security classifications.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense, and the relative sizes of the funds in the Trust.

Federal Income Tax – The Funds continue to qualify as regulated investment companies by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and intends to distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years from April 30, 2019 through April 30, 2021, or expected to be taken in the Funds’ April 30, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least monthly. The Funds will declare and pay net realized capital gains, if any, annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of a Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, each Fund could lose money over short periods due to short -term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zeo Capital Advisors, LLC serves as the Funds’ investment advisor (the “Advisor”) . Pursuant to an investment advisory agreement between the Advisor and the Trust, with respect to the Funds (the “Advisory Agreement”), the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by other service providers. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of each Fund’s average daily net assets. For the year ended April 30, 2022, the Zeo Short Duration Income Fund incurred $1,740,152 in advisory fees and the Zeo Sustainable Credit Fund incurred $71,448 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 0.99%

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

per annum of the Fund’s average daily net assets for Class I shares (the “Expense Limitation”). Prior to July 1, 2021, the Expense Limitation was 1.25% for each Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Funds, on a rolling three year basis, for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) . No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Funds and their shareholders. With respect to the Zeo Sustainable Credit Fund, the Advisor waived fees in the amount of $117,579, for the year ended April 30, 2022. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of April 30, 2022 will expire on April 30 of the following years:

Fund
Zeo Sustainable Credit Fund	$47,929	April 30, 2023
	$95,100	April 30, 2024
	$117,579	April 30, 2025

Northern Lights Distributors, LLC (“NLD” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended April 30, 2022, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

4.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Zeo Short Duration Income Fund	$290,429,069	$301,919,062
Zeo Sustainable Credit Fund	6,449,811	19,010,064

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of such Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, Charles Schwab & Co, Inc. held approximately 55% of the voting securities of the Zeo Sustainable Credit Fund. As of April 30, 2022, Pershing LLC held approximately 33% of the voting securities of the Zeo Sustainable Credit Fund.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the year ended April 30, 2022, the Zeo Short Duration Income Fund assessed $4,088 in redemption fees and the Zeo Sustainable Credit Fund assessed $416 in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At April 30, 2022, the tax cost of investments and unrealized appreciation/(depreciation) are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Zeo Short Duration Income Fund	$220,636,192	$21,295,698	$(35,411,574)	$(14,115,876)
Zeo Sustainable Credit Fund	6,601,545	701,129	(1,063,187)	(362,058)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2022 and April 30, 2021 was as follows:

For the fiscal year or period ended April 30, 2022

Ordinary Income
Zeo Short Duration Income Fund	$10,226,272
Zeo Sustainable Credit Fund	443,074

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

For the fiscal year or period ended April 30, 2021

		Long-Term
	Ordinary Income	Capital Gains	Total
Zeo Short Duration Income Fund	$11,146,900	$30,192	$11,177,092
Zeo Sustainable Credit Fund	524,320	—	524,320

As of April 30, 2022, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Unrealized	Total
	Ordinary	Carry	Appreciation/	Accumulated
Fund	Income	Forwards	(Depreciation)	Earnings/(Deficits)
Zeo Short Duration Income Fund	$129,901	$(18,877,851)	$(14,115,876)	$(32,863,826)
Zeo Sustainable Credit Fund	17,242	—	(362,058)	(344,816)

The difference between book basis and tax basis undistributed net investment income/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to adjustments for debt modifications.

At April 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Zeo Short Duration Income Fund	$6,134,182	$12,743,669	$18,877,851	$—
Zeo Sustainable Credit Fund	—	—	—	3,999

Permanent book and tax differences, primarily attributable to tax adjustments for distributions in excess, resulted in reclassification for the year ended April 30, 2022 as follows:

		Accumulated
	Paid in Capital	Earnings (Losses)
Zeo Short Duration Income Fund	$(164,144)	$164,144
Zeo Sustainable Credit Fund	(9,090)	9,090

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2022

9.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective May 1, 2022, the team at Zeo Capital Advisors, LLC, including the portfolio managers of the Funds, joined Osterweis Capital Management LLC. An interim advisory agreement between Osterweis Capital Management LLC and Northern Lights Trust (“Interim Agreement”) was approved by the Trust’s Board of Trustees on April 14, 2022 in order to provide for the uninterrupted management of the Funds. The transition into the Osterweis Fund Family is planned for late September, subject to approvals by each Fund’s board and shareholders.

Also, effective May 1, 2022, the Funds will be discontinuing the redemption fee on Fund shares redeemed within 30 days of purchase.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Zeo Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of April 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Zeo Short Duration Income Fund	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022, 2021, 2020, and 2019
Zeo Sustainable Credit Fund	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022 and 2021 and for the period from June 5, 2019 (commencement of operations) through April 30, 2020

The Zeo Short Duration Income Fund’s financial highlights for the years ended April 30, 2018, and prior, were audited by other auditors whose report dated June 27, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian, agent bank and brokers; when replies were not received from agent bank and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the family of funds since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 24, 2022

Zeo Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” lines in the tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zeo Short Duration Income Fund

	Beginning	Ending	Expenses Paid	Fund’s
	Account Value	Account Value	During Period*	Annualized
Actual	11/1/21	4/30/22	11/1/21 – 4/30/22	Expense Ratio
Class I	$1,000.00	$964.70	$4.63	0.95%

Hypothetical	Beginning	Ending	Expenses Paid	Fund’s
(5% return before	Account Value	Account Value	During Period*	Annualized
expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22	Expense Ratio
Class I	$1,000.00	$1,020.08	$4.76	0.95%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Zeo Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2022

Zeo Sustainable Credit Fund

	Beginning	Ending	Expenses Paid	Fund’s
	Account Value	Account Value	During Period*	Annualized
Actual	11/1/21	4/30/22	11/1/21 – 4/30/22	Expense Ratio
Class I	$1,000.00	$971.30	$4.84	0.99%

Hypothetical	Beginning	Ending	Expenses Paid	Fund’s
(5% return before	Account Value	Account Value	During Period*	Annualized
expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22	Expense Ratio
Class I	$1,000.00	$1,019.89	$4.96	0.99%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2022

Adviser - Zeo Capital Advisors, LLC - Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund*

In connection with the regular meeting held on March 23-24, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Zeo Capital Advisors, LLC (“ZCA” or the “Advisor”) and the Trust, with respect to the Zeo Short Duration Income Fund (“Zeo Short”) and Zeo Sustainable Credit Fund (“Zeo Sustainable”) (collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that ZCA was founded in 2009 and had approximately $239 million in assets under management. The Board observed that ZCA provided fixed income asset management to mutual funds and separately managed accounts. The Board discussed the background information of the personnel responsible for servicing the Fund, noting their financial industry experience with fixed income high yield products and hedge funds. It discussed the Adviser’s investment process, noting that it utilized market screens and discussions with active market participants and research analysts to identify investment opportunities. The Board reviewed ZCA’s risk management process, noting its selection of short duration securities to mitigate interest rate risk, credit risk, and liquidity risk. The Board recognized ZCA’s fixed income expertise, disciplined research process, and focus on risk management and compliance. The Board concluded that it expected ZCA to continue providing high quality service to Funds and their respective shareholders.

Performance.

Zeo Short. The Board observed that the Fund earned a one-star Morningstar category rating. The Board reviewed Zeo Short’s performance and noted that the Fund had outperformed its peer group and benchmark over the one-year period and underperformed its Morningstar category over the same period. The Board acknowledged that the Fund underperformed its peer group, benchmark and Morningstar category over three-year, five-year, and since inception periods. The Board recalled that the underperformance over the long-term was largely attributable to a credit event in 2020 and agreed that the Fund’s performance had improved since that time. The Board concluded that it expected ZCA to continue providing reasonable returns to the Fund.

Zeo Sustainable. The Board reviewed the Fund’s performance and noted that Zeo Sustainable had outperformed its Morningstar category, peer group, and benchmark over the one-year period while underperforming its Morningstar category, peer group, and benchmark over the since inception period.

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2022

The Board acknowledged that, like Zeo Short, Zeo Sustainable’s underperformance was largely attributable to a credit event in 2020. The Board concluded that it expected ZCA to continue providing reasonable returns to the Fund.

Fees and Expenses.

Zeo Short. The Board noted that ZCA’s advisory fee of 0.75% with respect to Zeo Short was higher than the Fund’s peer group and Morningstar category medians and averages but below the category high. The Board noted that the Fund’s net expense ratio, as reported by Broadridge, of 1.05% was higher than the Fund’s peer group and Morningstar category. The Board considered ZCA’s contention that the advisory fee and net expense ratio were appropriate because fundamental actively managed portfolios required more effort than passively managed funds. The Board concluded that the Fund’s advisory fee was not unreasonable.

Zeo Sustainable. The Board noted that ZCA’s advisory fee of 0.75% with respect to Zeo Sustainable was higher than the Fund’s peer group and Morningstar category medians and averages but below the category and peer group high, and equal to the fee charged by the Advisor for separately managed accounts. The Board noted that the Fund’s net expense ratio, as reported by Broadridge, of 1.25% was higher than its peer group and Morningstar category medians and averages. The Board considered ZCA’s contention that the advisory fee and net expense ratio were appropriate because fundamental actively managed portfolios required more effort than passively managed funds. The Board concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to management of the Funds. The Board recalled that ZCA and the Board had agreed in 2018 to eliminate the fee breakpoint in order to lower the overall fees, and that ZCA did not expect to offer any further breakpoints for the Funds due to capacity constraints. The Board agreed that in light of the expense limitation agreement and the Advisor’s perceived capacity limitations, the absence of breakpoints was acceptable.

Profitability. The Board considered the profitability realized by ZCA in connection with the operation of the Funds and whether the amount of profit was a fair entrepreneurial profit with respect to servicing the Funds. They noted that ZCA was managing Zeo Sustainable at a loss and reported a reasonable profit with respect to Zeo Short that was not excessive.

Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Zeo Short, Zeo Sustainable, and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2022

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011) .	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

4/30/22 – NLFT_v1

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2022

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and Assistant Vice President and Staff Attorney (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Ultimus Fund Solutions (since 2020); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014- 2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2022, the Trust was comprised of 68 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-936-3863.

4/30/22 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-936-3863 or by referring to the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Zeo Capital Advisors, LLC
PO Box 18620
Oakland, CA 94619-0620

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinatti, OH 45246	ZF-AR22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)        A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Anthony J. Hertl, Mark H. Taylor and Mark Gersten are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $31,000
2021 - $31,000

(b)	Audit-Related Fees

2022 - None
2021 - None

(c)	Tax Fees

2022 - $5,000
2021 - $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

2021 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2021	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $5,000
2021 - $5,000

(h)        The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By	(Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/22/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/22/22

By	(Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	9/22/22